Contingent Consideration Liability	12 Months Ended
Dec. 31, 2024
Contingent Consideration Liability [Abstract]
CONTINGENT CONSIDERATION LIABILITY

NOTE 19 - CONTINGENT CONSIDERATION LIABILITY

On July 19, 2021, Zhejiang Kandi Technologies signed a share transfer agreement and its supplementary agreement (“No.1 Supplementary Agreement”) with the former shareholders of Jiangxi Huiyi (the “Transferors”). On October 31, 2021, the Company completed the acquisition of 100% of the equity of Jiangxi Huiyi. Pursuant to the share transfer agreement, the Company paid approximately RMB 50 million (approximately $7.9 million) at the closing of the transaction using cash on hand and, as agreed upon under No.1 Supplementary Agreement, may be required to pay future consideration of up to an additional 2,576,310 shares of Ordinary Shares, or the total make good shares, upon the achievement of certain net income-based milestones in the next three years (“Evaluation Period”, as discussed below). Due to the latest COVID-19 outbreak and extended lockdown in some areas in China, in June 2022, the Company agreed with the Transferors and jointly signed a No.2 supplementary agreement (“No.2 Supplementary Agreement”, collectively with No.1 Supplementary Agreement, “Supplementary Agreements”) to revise the conditions of the annual profit target and extension of evaluation period for the first year, which were set under No.1 Supplementary Agreement. Pursuant to the No.2 Supplementary Agreement, the Transferors have the right to obtain 858,770 KNDI shares in each of the below-mentioned periods, provided that Jiangxi Huiyi achieves a net income of 1) RMB 8 million yuan or more during the period from July 1, 2021 to September 30, 2022 (“Period I”); 2) RMB 15 million yuan or more during the period from October 1, 2022 to September 30, 2023 (“Period II”); 3) RMB 15 million yuan or more during the period from October 1, 2023 to September 30, 2024 (“Period III”). If the net income of Jiangxi Huiyi fails to reach the respective target number in any of the three periods, the shares that the Transferors are entitled to obtain in that period will be adjusted accordingly: 1) if the difference between the net income in each Period and its Target Number is less than or equivalent to 20% of its Target Number (RMB 8 Million in Period I or RMB 15 Million in Period II or Period III), the transferee or KNDI has right to directly subtract 171,754 KNDI shares from the total make good shares, and the Transferor are entitled to obtain 687,016 KNDI shares; 2) if the difference between the net income in each Period and its Target Number (RMB 8 Million in Period I or RMB 15 Million in Period II or Period III) is more than 20% of its Target Number but less than 40% of its Target Number, the transferee or KNDI has the right to directly subtract 343,508 KNDI shares from the total make good shares, and the Transferors have the right to obtain 515,262 KNDI shares; 3) if the difference between the net income in each Period and its Target Number (RMB 8 Million in Period I or RMB 15 Million in Period II or Period III) is greater than or equal to 40% of its Target Number, the transferee of KNDI has the right to directly subtract 858,770 KNDI shares from the total make good shares, and the Transferors will not have the right to obtain any shares in such year.

For the period from July 1, 2021 to September 30, 2022, Jiangxi Huiyi achieved its net profit target. Accordingly, the Transferors received 858,770 shares of Kandi’s restrictive Ordinary Shares in October 2023.

In 2023, after evaluating the actual operation of Jiangxi Huiyi, the Company believes that taking over the management rights and conducting resources integration to combine Jiangxi Huiyi with the Company’s strategy are beneficial for improving the Company’s overall business performance. On August 3, 2023, Zhejiang Kandi Technologies and the Transferors signed an agreement on termination of make good shares (the “Termination Agreement”), pursuant to which the Supplementary Agreements were terminated. Zhejiang Kandi Technologies will take over the management rights while the Transferors shall not participate the management of Jiangxi Huiyi, and there was no further Evaluation Period or make good shares.

On November 30, 2023, SC Autosports acquired Northern Group, Inc. (“NGI”), a Wisconsin company.

On July 12, 2023, pursuant to the Equity Transfer Agreement, the Company issued a total of 3,951,368 shares of restrictive stock to sole shareholder of NGI, which are being held in escrow with certain escrow restrictions, to be released contingent upon the achievement of certain agreed-upon milestones during the escrow period. The Equity Transfer Agreement was subsequently terminated on October 31, 2024, and hence NGI was deconsolidated from the Company on October 31, 2024.

The Company recorded contingent consideration liability of the estimated fair value of the contingent consideration the Company currently expects to pay to the Transferors for the achievement of the milestones. The fair value of the contingent consideration liability associated with remaining shares of restrictive Ordinary Shares was estimated by using the Monte Carlo simulation method, which took into account all possible scenarios. This fair value measurement is classified as Level 3 within the fair value hierarchy prescribed by ASC Topic 820, Fair Value Measurement and Disclosures. In accordance with ASC Topic 805, Business Combinations, the Company will re-measure this liability each reporting period and record changes in the fair value through a separate line item within the Company’s consolidated statements of income.

As of December 31, 2024 and December 31, 2023, the Company’s contingent consideration liability to NGI was $0 and $2,693,000, respectively.